Retirement Plans Weighted-average Assumptions (Details)	12 Months Ended															4 Months Ended	12 Months Ended
	Sep. 30, 2014 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2014 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase				3.11%	2.00%	2.75%	2.50%	3.32%			3.75%	3.00%	3.00%	3.25%	3.25%	3.75%	3.00%	3.00%	6.00%	6.00%	6.00%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%	7.86%					6.90%	6.88%	6.00%		3.51%		6.00%